Income-tax (Tables)	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Income Tax

	2024	2023
Income (Loss) before income taxes	(1,485)	(1,479)
Expected recovery of income taxes based on	(394)	(392)
statutory rates
Reduction in income tax recovery resulting from:
Lower rate on manufacturing profits	(9)	(9)
Other permanent differences	246	206
Deferred tax benefit not recognized	157	(484)
Income tax recovery	—	(679)

Schedule of components of deferred tax

	Opening, October 1, 2023	Recognized in P&L	Recognized in OCI	Closing, September 30, 2024
Deferred Tax Assets:
Canadian non-capital loss carry forwards	602	(150)	—	452
US net operating losses	408	(60)	—	348
Deferred tax assets recognized	1,010	(210)	—	800

Deferred Tax Liabilities
Unrealized foreign exchange	(11)	12	—	1
Property, plant and equipment	(999)	198	—	(801)
	(1,010)	210	—	(800)
Net Deferred tax asset (liability)	—	—	—	—

	Opening, October 1, 2022	Recognized in P&L	Recognized in OCI	Closing, September 30, 2023
Deferred Tax Assets
Canadian non-capital loss carry forwards	47	555	—	602
US net operating losses	—	408	—	408
Deferred tax assets recognized	47	963	—	1,010

Deferred Tax Liabilities
Unrealized foreign exchange	—	(11)	—	(11)
Property, plant and equipment	(47)	(273)	(679)	(999)
	(47)	(284)	(679)	(1,010)
Net Deferred tax asset (liability)	—	679	(679)	—

Schedule Of operating deferred tax assets

	September 30, 2024	September 30, 2023
Canadian non-capital loss carry forwards	41,904	44,061
Canadian capital loss carry forwards	69	—
US net operating losses	5,332	4,306
Property, plant and equipment	—	—
Lease liabilities	2,342	2,727
Disallowed interest carry forwards	1,780	—
Unclaimed research and development expenses	15,852	15,824
Non-refundable research and development credits	19,524	19,489
Other	1,121	1,343
	87,924	87,750

Schedule of Unrecognized losses

Year of expiry	Canada	USA
2025	—	1,422
2026	7,992	192
2027	3,405	678
2028	3,851	49
2029	—	356
2030	312	665
2031	—	1,083
2032	634	195
2033	995	149
2034	—	29
2035	2,200	—
2036	1,634	14
2037	2,179	2
2038	6,111	—
2039	2,194	—
2040	549	—
2041	5,106	—
2042	4,743	—
2043	—	—
2044	—	—
Indefinite	—	497
	41,904	5,332